Preferred Stock (Q3) (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Preferred stock, annualized rate	5.50%
Proceeds from issuance of preferred stock, net of issuance costs		$ 17,445,501	$ 0	$ 805,431	$ 0
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, annualized rate		5.50%		5.50%
Proceeds from issuance of preferred stock, net of issuance costs		$ 19,364,000
Preferred stock, dividends		$ 451,000
Preferred stock, shares outstanding (in shares)	119,800	2,063,146		119,800